Schedule of related party transactions (Details) (Parenthetical) $ in Thousands, ¥ in Millions	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Credit losses	$ 314
Mr. Houqi Zhang [Member]
Related Party Transaction [Line Items]
Proceeds from bank loans	$ 43,900	¥ 317.5